SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
January 1, 2016	$ 5,745	$ 5,745
Net income attributable to redeemable non-controlling interest	4,520	639	$ 425
Change in redeemable non-controlling interest to redemption value	2,262
Increase in redeemable non-controlling interest as part of acquisitions	15,779
Increase in redeemable non-controlling interest due to change in ownership in subsidiaries	292
Dividend in redeemable non-controlling interest	(29)
Foreign currency translation adjustments	(309)
December 31, 2016	$ 25,998	$ 5,745	$ 5,745